REVENUE - Disaggregation of Revenue (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	$ 252,324,434	$ 217,724,906	$ 279,045,790	$ 239,879,333	$ 204,678,970
Insurance revenue recognized under Topic 944	212,370,450	160,376,852	220,502,411	157,394,257	97,020,495
Total revenues	464,694,884	378,101,758	499,548,201	397,273,590	301,699,465
Commission and fee revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	169,246,135	143,891,852	182,014,501	155,505,285	134,221,905
Total revenues	214,004,045	185,946,985	236,443,028	201,779,208	174,293,286
Contingent Commission
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	44,757,910	42,055,133	54,428,527	46,273,923	40,071,381
Membership Revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	29,965,277	26,859,607	36,278,069	31,508,322	26,456,897
Other Revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	8,355,112	4,918,314	6,324,693	6,591,803	3,928,787
Agent
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	113,714,214	100,950,865	129,317,863	111,822,202	97,350,495
Agent | Commission and fee revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	90,449,210	78,059,419	99,293,357	86,178,433	75,151,188
Agent | Contingent Commission
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	23,265,004	22,891,446	30,024,506	25,643,769	22,199,307
Direct
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	138,610,220	116,774,041	149,727,927	128,057,131	107,328,475
Direct | Commission and fee revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	78,796,925	65,832,433	82,721,144	69,326,852	59,070,717
Direct | Contingent Commission
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	21,492,906	19,163,687	24,404,021	20,630,154	17,872,074
Direct | Membership Revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	29,965,277	26,859,607	36,278,069	31,508,322	26,456,897
Direct | Other Revenue
Disaggregation of Revenue [Line Items]
Total revenue from customer contracts	$ 8,355,112	$ 4,918,314	$ 6,324,693	$ 6,591,803	$ 3,928,787